Equity Method Investments - Investments In Equity Method Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Equity Method Investments [Line Items]
Balance as of December 31, 2024			$ 14.5
Equity share in loss of investee	$ (0.2)	$ (2.5)	(2.0)	$ 2.9
Balance as of June 30	12.5		12.5
Perfomex
Schedule of Equity Method Investments [Line Items]
Balance as of December 31, 2024			9.1
Equity share in loss of investee			(2.0)
Balance as of June 30	7.1		7.1
Perfomex II
Schedule of Equity Method Investments [Line Items]
Balance as of December 31, 2024			5.4
Equity share in loss of investee			0.0
Balance as of June 30	$ 5.4		$ 5.4